Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio by Credit Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans	$ 219,730	$ 204,316
Pass [Member]
Loans	216,256	200,143
Special Mention [Member]
Loans		1,386
Substandard [Member]
Loans	3,374	2,787
Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member]
Loans	196,095	192,224
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	6,603	5,681
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Loans	6,421	5,258
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Loans		423
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Loans	182
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	47,361	51,833
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Loans	46,534	51,372
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Special Mention [Member]
Loans		29
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Loans	827	432
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	23,967	21,715
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Loans	23,967	21,715
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	103,819	92,234
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Loans	101,821	91,549
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Loans		399
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Loans	1,998	286
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	9,998	15,632
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans	9,998	13,563
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Substandard [Member]
Loans		2,069
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Doubtful [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	4,347	5,129
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Loans	4,347	5,129
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Special Mention [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Substandard [Member]
Loans
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Doubtful [Member]
Loans
Commercial Portfolio Segment [Member]
Loans	23,616	11,954
Commercial Portfolio Segment [Member] | Pass [Member]
Loans	23,149	11,419
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans		535
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans	467
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans
Consumer Portfolio Segment [Member]
Loans	19	138
Consumer Portfolio Segment [Member] | Pass [Member]
Loans	19	138
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans